Commitments and Contingencies (Details 1) - Guarantee [Member]	12 Months Ended
Jun. 30, 2019 USD ($)
Tangshan Long Tang Trading Co., Ltd (“Long Tang”) [Member]
Name of party being guaranteed	Tangshan Long Tang Trading Co., Ltd ("Long Tang")
Guaranteed amount	$ 2,145,978
Guarantee expiration date	Dec. 29, 2017
Beijing Lianlv (borrower) [Member]
Name of party being guaranteed	Beijing Lianlv (borrower)
Guaranteed amount	$ 10,048,349
Guarantee expiration date	Apr. 11, 2019